Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Schedule Of Unrecognized Tax Benefits [Line Items]
Begining Balance		$ 23,443
Additions based on tax positions related to the current year		170
Additions based on tax positions related to a prior year		2,578
Settlement and lapse of statute of limitations		(1,045)
Reductions based on tax positions related to a prior year		(2,864)
Ending Balance	$ 23,443	22,282
Predecessor
Schedule Of Unrecognized Tax Benefits [Line Items]
Begining Balance	21,393	$ 23,443	$ 17,648
Additions based on tax positions related to the current year	2,050		4,853
Settlement and lapse of statute of limitations			(1,108)
Ending Balance	$ 23,443		$ 21,393